Lease liabilities - Additional information (Details) - CAD ($)		3 Months Ended		9 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Lease liabilities.
Term of leases expire				5 years
Lease termination, lease liability	$ 47,238			$ (47,239)
Lease termination, right of use assets	$ 45,636
Lease expenses for short-term lease and low-value lease which are not included in the measurement of lease liabilities		$ 91,043	$ 11,777	$ 140,035	$ 12,620